employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income
Total		$ (1)	$ (177)
Pension plans
Other comprehensive income
Changes in the effect of limiting net defined benefit assets to the plan asset ceilings	$ 51	(734)
Pension plans | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service		(75)	(111)
Benefits earned for past service		(10)	(3)
Total		(85)	(114)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued		(399)	(299)
Total		399	299
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions		(46)	(141)
Changes in plan financial assumptions		(383)	2,242
Total		(429)	2,101
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS		(499)	(474)
EFFECTS OF BUSINESS ACQUISITION			(4)
PLAN ACCOUNT BALANCES
Change in period		(414)	2,158
Balance at beginning of period	(8,489)	(8,075)	(10,233)
Balance at end of period		(8,489)	(8,075)
Pension plans | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of period	(7,203)	(6,878)
Balance at end of period		(7,203)	(6,878)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,286)	(1,197)
Balance at end of period		(1,286)	(1,197)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,068)	(996)
Balance at end of period		(1,068)	(996)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(218)	(201)
Balance at end of period		(218)	(201)
Pension plans | Plan assets
Employee benefits expense
Employees' contributions		17	18
Administrative fees		(4)	(5)
Total		13	13
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued		439	296
Interest effect on asset ceiling limit		(47)	(5)
Total		(392)	(291)
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions		377	(1,197)
Changes in the effect of limiting net defined benefit assets to the plan asset ceilings		51	(734)
Total		428	(1,931)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		28	44
BENEFITS PAID BY PLANS		499	474
EFFECTS OF BUSINESS ACQUISITION			4
PLAN ACCOUNT BALANCES
Change in period		362	(2,053)
Balance at beginning of period	8,352	7,990	10,043
Balance at end of period		8,352	7,990
Pension plans | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of period	7,519	7,185
Balance at end of period		7,519	7,185
Pension plans | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	833	805
Balance at end of period		833	805
Pension plans | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	833	805
Balance at end of period		833	805
Pension plans | Net
Employee benefits expense
Total		(72)	(101)
Financing costs
Total		7	8
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME		(79)	(109)
Other comprehensive income
Total		(1)	170
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME		(80)	61
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		28	44
PLAN ACCOUNT BALANCES
Change in period		(52)	105
Balance at beginning of period	(137)	(85)	(190)
Balance at end of period		(137)	(85)
Pension plans | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of period	316	307
Balance at end of period		316	307
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(453)	(392)
Balance at end of period		(453)	(392)
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(235)	(191)
Balance at end of period		(235)	(191)
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	$ (218)	(201)
Balance at end of period		$ (218)	$ (201)